Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Employee Benefit Plans
Employee Benefit Plans

19. Employee Benefit Plans

The Company’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits for full time employees. The Company contributed RMB254,534, RMB302,069 and RMB 379,168 for the years ended December 31, 2019, 2020 and 2021, respectively, for such benefits and has no legal obligation for the benefits beyond the contribution made. The PRC government is responsible for the medical benefits and ultimate liability to those employees.